Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 1,425,967	$ 1,368,295	$ 1,214,362
Fastening and Hardware
Disaggregation of Revenue [Line Items]
Net sales	889,253	838,358	728,489
Personal Protective
Disaggregation of Revenue [Line Items]
Net sales	285,283	317,766	245,769
Keys and Key Accessories
Disaggregation of Revenue [Line Items]
Net sales	192,523	160,706	189,460
Engraving
Disaggregation of Revenue [Line Items]
Net sales	58,632	51,429	50,622
Resharp
Disaggregation of Revenue [Line Items]
Net sales	276	36	22
Hardware and Protective Solutions
Disaggregation of Revenue [Line Items]
Net sales	1,024,974	1,024,392	853,016
Hardware and Protective Solutions | Fastening and Hardware
Disaggregation of Revenue [Line Items]
Net sales	740,088	706,865	607,247
Hardware and Protective Solutions | Personal Protective
Disaggregation of Revenue [Line Items]
Net sales	284,886	317,527	245,769
Robotics and Digital Solutions
Disaggregation of Revenue [Line Items]
Net sales	249,528	209,287	236,086
Robotics and Digital Solutions | Keys and Key Accessories
Disaggregation of Revenue [Line Items]
Net sales	190,697	157,828	185,451
Robotics and Digital Solutions | Engraving
Disaggregation of Revenue [Line Items]
Net sales	58,555	51,423	50,613
Robotics and Digital Solutions | Resharp
Disaggregation of Revenue [Line Items]
Net sales	276	36	22
Canada
Disaggregation of Revenue [Line Items]
Net sales	151,465	134,616	125,260
Canada | Fastening and Hardware
Disaggregation of Revenue [Line Items]
Net sales	149,165	131,493	121,242
Canada | Personal Protective
Disaggregation of Revenue [Line Items]
Net sales	397	239
Canada | Keys and Key Accessories
Disaggregation of Revenue [Line Items]
Net sales	1,826	2,878	4,009
Canada | Engraving
Disaggregation of Revenue [Line Items]
Net sales	77	6	9
United States
Disaggregation of Revenue [Line Items]
Net sales	1,251,297	1,214,418	1,070,173
United States | Hardware and Protective Solutions
Disaggregation of Revenue [Line Items]
Net sales	1,004,803	1,007,135	835,957
United States | Robotics and Digital Solutions
Disaggregation of Revenue [Line Items]
Net sales	246,494	207,283	234,216
Canada
Disaggregation of Revenue [Line Items]
Net sales	161,825	144,409	133,035
Canada | Hardware and Protective Solutions
Disaggregation of Revenue [Line Items]
Net sales	7,326	7,789	5,905
Canada | Robotics and Digital Solutions
Disaggregation of Revenue [Line Items]
Net sales	3,034	2,004	1,870
Canada | Canada
Disaggregation of Revenue [Line Items]
Net sales	151,465	134,616	125,260
Mexico
Disaggregation of Revenue [Line Items]
Net sales	12,845	9,468	11,154
Mexico | Hardware and Protective Solutions
Disaggregation of Revenue [Line Items]
Net sales	$ 12,845	$ 9,468	$ 11,154